CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands		Common Stock [Member] JPY (¥) shares	Treasury Shares [Member] JPY (¥) shares	Additional Paid-in Capital [Member] JPY (¥) shares	Retained Earnings [Member] JPY (¥) shares	AOCI Attributable to Parent [Member] JPY (¥) shares	Noncontrolling Interest [Member] JPY (¥) shares	USD ($) shares	JPY (¥) shares
Beginning balance, value at Feb. 28, 2023		¥ 480,000		¥ 661,271	¥ 2,845,356	¥ 38,467	¥ 118,329		¥ 4,143,423
Beginning balance, shares at Feb. 28, 2023 | shares	[1]	58,054,490
Net income					1,370,634		28,902		1,399,536
Foreign currency translation adjustment						30,870	13,235		44,105
Purchase of treasury shares			¥ (2,618,591)						(2,618,591)
Purchase of treasury shares, shares | shares	[1]		14,192,490
Reissuance of treasury shares			¥ 1,439,358	179,142					1,618,500
Reissuance of treasury shares, shares | shares	[1]		(7,801,170)
Issuance of redeemable ordinary shares
Issuance of redeemable ordinary shares, shares | shares	[1]		(313,300)
Adjustments to redeemable ordinary shares fair value measurement					(3,290)				(3,290)
Ending balance, value at Feb. 29, 2024		¥ 480,000	¥ (1,179,233)	840,413	4,212,700	69,337	160,466		4,583,683
Ending balance, shares at Feb. 29, 2024 | shares	[1]	58,054,490	6,078,020
Net income					1,330,618		23,709		1,354,327
Foreign currency translation adjustment						385	(137)		248
Reissuance of treasury shares			¥ 690,112	85,888					776,000
Reissuance of treasury shares, shares | shares	[1]		(3,740,320)
Adjustments to redeemable ordinary shares fair value measurement					(3,210)				(3,210)
Ending balance, value at Feb. 28, 2025		¥ 480,000	¥ (489,121)	926,301	5,540,108	69,722	184,038		6,711,048
Ending balance, shares at Feb. 28, 2025 | shares	[1]	58,054,490	2,337,700
Net income					1,602,600		16,895	$ 10,378	1,619,495
Foreign currency translation adjustment						48,752	11,933		60,685
Reissuance of treasury shares			¥ 78,438	71,502					149,940
Reissuance of treasury shares, shares | shares	[1]		(425,124)
Adjustments to redeemable ordinary shares fair value measurement					(319,624)				(319,624)
Ending balance, value at Feb. 28, 2026		¥ 480,000	¥ (410,683)	¥ 997,803	¥ 6,823,084	¥ 118,474	¥ 212,866	$ 52,685	¥ 8,221,544
Ending balance, shares at Feb. 28, 2026 | shares	[1]	58,054,490	1,912,576
Ending balance, shares at Feb. 28, 2026 | shares
Balance as of February 28, 2026 (US$) | shares	[1]	3,076,000	(2,632,000)	6,394,000	43,724,000	759,000	1,364,000	52,685,000	52,685,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the share split from 1 to 130, which became effective on March